3. EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Equipment
	As of March 31, 2013	As of December 31, 2012

Automobile	$25,828	$25,828
Office Equipment	2,086	2,086
Less Accumulated Depreciation	(12,783)	(5,823)

Total Property and Equipment	$15,131	$22,091

	As of December 31, 2012	As of December 31, 2011

Automobile	$25,828	$25,828
Office Equipment	2,086	2,086
Less Accumulated Depreciation	(11,406)	(5,823)

Total Property and Equipment	$16,508	$22,091